Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Financial assets and liabilities
Summary of Carrying Amount of Financial Assets and Liabilities
		December 31, 2020	December 31, 2019
	Note
Assets
Fair value through profit or loss
Cash and cash equivalents	7.1	2,155,446	3,279,170
Marketable securities	7.2	3,669,109	3,115,503
Other financial assets		69,126	151,763
Derivate financial instruments	7.9	8,140,700	3,824,410
		14,034,381	10,370,846
Amortized cost
Cash and cash equivalents	7.1	11,487,472	5,193,104
Trade receivables	7.3	2,033,441	1,814,394
Receivables from related parties	7.4	929,690	173,341
Sector financial assets	15	241,749	—
Dividend receivable		80,755	23,252
		14,773,107	7,204,091
Total assets		28,807,488	17,574,937
Liabilities
Amortized cost
Loans, borrowings and debentures	7.5	(23,393,880)	(12,682,049)
Leases	7.6	(3,001,847)	(4,594,888)
Trade payables	7.7	(2,630,054)	(2,190,264)
Other financial liabilities		(594,188)	(543,879)
Payables to related parties	7.4	(307,080)	(392,458)
Railroad concession payable	14	(1,154,919)	—
Preferred shareholders payable in subsidiaries	7.8	(387,044)	(611,537)
Dividends payable		(1,413,222)	(214,104)
Sector financial liabilities	15	(565,911)	—
Tax installments - REFIS	16	(202,377)	(213,360)
		(33,650,522)	(21,442,539)
Fair value through profit or loss
Loans, borrowings and debentures	7.5	(18,855,580)	(16,370,166)
Consideration payable		(224,787)	(184,370)
Derivative financial instruments	7.9	(446,061)	(81,051)
		(19,526,428)	(16,635,587)
Total liabilities		(53,176,950)	(38,078,126)

Summary of Cash and Cash Equivalents
	December 31, 2020	December 31, 2019

Cash and bank accounts	4,134,074	363,084
Savings account	986,379	885,740
Financial investments	8,522,465	7,223,450
	13,642,918	8,472,274

Summary of Financial Investments

Financial investments include the following:

	December 31, 2020	December 31, 2019

Investment fund
Repurchase agreements	1,672,688	2,799,706
Bank certificate of deposits	475,213	479,464
Other	7,545	—
	2,155,446	3,279,170
Bank investments
Repurchase agreements	1,293,833	1,400,735
Bank certificate of deposits	5,015,244	2,340,125
Other	57,942	203,420
	6,367,019	3,944,280
	8,522,465	7,223,450

Summary of marketable securities and restricted cash
	December 31, 2020	December 31, 2019

Marketable securities
Government security(i)	3,543,886	2,719,630
CDB	116,963	125,413
Repurchase agreements	8,260	270,460
	3,669,109	3,115,503
Restricted cash
Investments linked to loans	—	86,681
Securities pledged as collateral	34,562	61,229
	34,562	147,910

(i)      Government securities have stated interest connected to Special System for Settlement and Custody (Sistema Especial de Liquidação e de Custódia), or “Selic,” and maturities between two and five years  with daily liquidity.

Summary of Trade Receivables
	December 31, 2020	December 31, 2019

Domestic – Brazilian reais	1,432,805	1,251,828
Export – foreign currency	68,867	60,401
Unbilled receivables(i)	667,793	622,572
	2,169,465	1,934,801

Expected credit losses(ii)	(136,024)	(120,407)
	2,033,441	1,814,394

Current	2,007,140	1,786,095
Non-current	26,301	28,299
	2,033,441	1,814,394

(i)      Accrued unbilled revenue based on estimated amounts of natural gas and electricity delivered but not yet billed to customers. See accounting policy in Note 21.

(ii)    Of the total recognized, the amount of R$14,000 was added by revising the expected loss as a consequence of COVID-19 pandemic, as detailed in Note 2.1.

Summary of Ageing analysis of Trade Receivables

The aging of trade receivables is as follows:

	December 31, 2020	December 31, 2019

Not overdue	1,814,202	1,552,912
Overdue:
From 1 to 30 days	166,467	175,112
From 31 to 60 days	23,169	32,925
From 61 to 90 days	14,156	36,337
More than 90 days	151,471	137,515
Expected credit losses	(136,024)	(120,407)
	2,033,441	1,814,394

Summary of Changes in Allowance for Doubtful Accounts

Changes in the expected credit losses are as follows:

At January 1, 2019	(125,584)
Provision / reversal	(32,041)
Write-off	37,218
At December 31, 2019	(120,407)
Provision / reversal	(39,187)
Write-off	23,570
At December 31, 2020	(136,024)

Summary of Receivables from and Payables to Related Parties

a)      Summary of balances with related parties

	December 31, 2020	December 31, 2019

Current assets
Corporate / agreement operations
Raízen Energia(i)	73,913	50,296
Aguassanta Participações S.A.	837	444
Raízen Combustíveis(i)	11,171	7,588
Other	17,171	291
	103,092	58,619
Financial operations
Aguassanta Participações S.A.(ii)	576,957	—
	576,957	—
Total current assets	680,049	58,619
Non-current assets
Corporate / agreement operations
Raízen Combustíveis(i)	45,895	36,410
Other	48,571	—
	94,466	36,410
Preferred shares
Raízen Energia(i)	155,175	78,304
Janus Brasil Participações S.A.	—	8
	155,175	78,312
Total non-current assets	249,641	114,722
Total assets	929,690	173,341
Current liabilities
Corporate / agreement operations
Raízen Energia(i)	146,722	262,612
Raízen Combustíveis(i)	154,366	127,773
Other	1,158	2,073
	302,246	392,458
Financial operations
Raízen Energia	4,834	—
	4,834	—
Total liabilities	307,080	392,458

(i)

Current and non-current assets receivable from Raízen Energia and Raízen Combustíveis are, primarily, tax credits which will be reimbursed to the Company when realized. The preferred shares are used to Raízen reimburse Cosan, with preferential dividends, when the net operating loss is consumed in Raízen. Current liabilities represent reimburse to Raízen Energia and Raízen Combustíveis related to expenses regarding legal disputes and other liabilities, generated before the formation of joint ventures, which are responsibility of Cosan S.A.

(ii)	On December 11, 2020, the Company disposal 13,021,744 shares that were held in treasury to Aguassanta Investimentos S.A. (“Aguassanta”) paid on January 8, 2021.

Summary of Related Party Transactions

b)      Related party transactions

	December 31, 2020	December 31, 2019	December 31, 2018

Revenue
Raízen International Universal Corporation	5,143	—	—
Raízen Energia	483,934	298,980	304,648
Raízen Combustíveis	186,359	221,369	188,895
Other	268	7,010	15,117
	675,704	527,359	508,660
Purchase of goods / inputs / services
Raízen Energia	(6,160)	(7,010)	(3,672)
Raízen Combustíveis	(1,130,531)	(1,240,781)	(1,205,231)
Other	(939)	—	—
	(1,137,630)	(1,247,791)	(1,208,903)
Shared expense
Raízen Energia	(81,018)	(71,978)	(73,105)
	(81,018)	(71,978)	(73,105)
Financial result
Usina Santa Luiza S.A.	—	(41)	(241)
Raízen Energia	4	—	4,100
Raízen Combustíveis	6,341	5,729	—
Other	47	(5)	2,879
	6,392	5,683	6,738
Total	(536,552)	(786,727)	(766,610)

Summary of Officers' and Directors' Compensation
	December 31, 2020	December 31, 2019	December 31, 2018

Short-term benefits to officers and directors	102,250	88,440	86,810
Share-based payment transactions	15,441	16,823	11,423
Post-employment benefits	1,045	728	2,216
	118,736	105,991	100,449
We present below the consolidated balance on December 31, 2020, as follows:

Summary of Carrying Amounts of Loans, Borrowings and Debentures
		Annual interest rate	December 31, 2020	December 31, 2019

Description	Index				Maturity	Objective
Secured
BNDES	TJLP	5.09%	—	1,667	Jun-2023	Investment
	URTJLP	6.63%	3,321,839	2,213,704	Dec-2029	Investment
	Fixed	5.61%	647,435	834,039	Jan-2025	Investment
	TJ462 + 1.80%	7.89%	—	144,573	Oct-2020	Investment
	TJLP + 2.00%	7.09%	—	83,174	Jun-2023	Investment
	Selic + 1.80%	5.52%	—	73,540	Oct-2020	Investment
	Selic	3.52%	—	1,118	Sep-2020	Investment
	Selic + 1.96%	5.68%	—	52,031	Jun-2023	Investment
	IPCA	7.46%	796	1,528	Nov-2021	Investment
	URTJLP	10.34%	396	4,952	Mar-2022	Investment
	Fixed	3.50%	1,077	1,426	Jan-2024	Investment
	IPCA + 3.25%	7.75%	807,438	—	Apr-2029	Investment
	IPCA + 4.10%	8.64%	175,374	—	Apr-2029	Investment
Export credit agreement	Euribor + 0.58%	0.58%	104,108	79,528	Sep-2026	Investment
European investment bank	U.S.$ + 3.88%	3.88%	—	31,770	Jun-2020	Investment
	U.S.$ + 2.94%	2.94%	—	29,081	Sep-2020	Investment
	U.S.$ + Libor 6-month + 0.54%	0.80%	30,817	71,129	May-2021	Investment
	U.S.$ + Libor 6-month + 0.61%	0.89%	57,813	89,336	Sep-2021	Investment
			5,147,093	3,712,596
Unsecured
Foreign loans	GBP + Libor 6-month + 1.50%	1.68%	143,039	150,253	Jul-2021	Acquisition
	GBP | Fixed	1.40%	35,556	—	Nov-2022	Acquisition
	GBP + Libor 6-month + 1.10%	1.21%	142,091	106,643	Dec-2021	Acquisition
	GBP + Libor 6-month + 1.50%	1.53%	248,666	186,604	Dec-2022	Acquisition
	EUR | Fixed	1.16%	2,095	3,561	Sep-2022	Investment
Export credit notes	CDI + 1.03%	3.12%	82,185	—	Feb-2023	Investment
	CDI + 0.80%	2.72%	505,061	512,078	Dec-2023	Investment
	CDI + 3.05%	5.01%	208,464	—	Mar-2021	Investment
	CDI + 3.15%	5.11%	468,516	—	Mar-2021	Investment
Resolution 4,131	U.S.$ + Libor	2.90%	—	81,107	Feb-2020	Working capital
	U.S.$	4.79%	—	20,688	Oct-2020	Working capital
	U.S.$ | Fixed	1.60%	483,625	217,537	Nov-2022	Working capital
	CDI	4.60%	206,908	—	Apr-2021	Working capital
	U.S.$ + 3.67%	3.67%	415,232	313,493	May-2023	Investment
	U.S.$ + 1.59%	1.59%	388,912	—	Apr-2021	Investment
Banking credit certificates	IPCA + 0.81%	5.31%	239,068	—	Jan-2048	Working capital
Perpetual Notes	U.S.$	8.25%	2,631,100	2,040,752	Nov-2040	Acquisition
Senior Notes Due 2023	U.S.$ | Fixed	5.00%	569,466	438,985	Mar-2023	Acquisition
Senior Notes Due 2024	U.S.$ | Fixed	7.38%	4,514,289	3,318,895	Feb-2024	Acquisition
Senior Notes Due 2024	U.S.$ | Fixed	5.95%	1,232,844	903,636	Sep-2024	Acquisition
Senior Notes Due 2025	U.S.$ | Fixed	5.88%	3,067,359	2,182,089	Jan-2025	Acquisition
Senior Notes Due 2027	U.S.$ | Fixed	7.00%	4,379,812	3,234,648	Jan-2027	Acquisition
Senior Notes Due 2028	U.S.$ | Fixed	5.25%	2,640,840	—	Jan-2028	Acquisition
Senior Notes Due 2029	U.S.$ | Fixed	5.50%	3,932,483	3,071,052	Sep-2029	Acquisition
Prepayment	Libor 3-month + 3.50%	3.75%	27,129	—	Mar-2021	Working capital
	Libor 3-month + 1.00%	1.21%	104,318	80,931	Nov-2021	Working capital
	Libor 12-month + 0.76%	2.72%	—	40,474	Oct-2020	Working capital
Bank overdrafts	125% of CDI	5.53%	4,318	740	Feb-2021	Working capital
Debentures	106% of CDI	2.94%	—	1,727,459	Feb-2021	Working capital
	IPCA +4.68%	9.24%	595,847	570,098	Feb-2026	Investment
	IPCA +4.50%	9.06%	739,202	668,034	Feb-2029	Investment
	IPCA +5.57%	7.29%	—	108,133	Sep-2020	Investment
	CDI + 2.65%	4.60%	1,740,551	—	Aug-2025	Investment
	IPCA + 6.80%	11.46%	803,745	—	Apr-2030	Investment
	IPCA + 3.90%	8.43%	1,025,777	895,249	Oct-2029	Investment
	IPCA + 4.00%	8.53%	255,501	219,466	Oct-2029	Investment
	IPCA + 7.14%	9.40%	—	318,412	Dec-2020	Investment
	IPCA + 7.48%	12.17%	299,524	286,271	Dec-2022	Investment
	IPCA + 7.36%	12.04%	97,956	94,367	Dec-2025	Investment
	IPCA + 5.87%	10.49%	890,658	859,996	Dec-2023	Investment
	IPCA + 4.33%	8.88%	452,457	431,817	Oct-2024	Investment
	IGPM + 6.10%	31.46%	298,706	240,900	May-2028	Investment
	CDI + 0.50%	2.41%	2,007,848	2,015,251	Oct-2022	Investment
Working capital	CDI + 2.75%	4.70%	100,045	—	Jun-2022	Working capital
Promissory notes	CDI + 3.00%	4.96%	601,058	—	Apr-2021	Investment
	CDI + 3.40%	5.36%	520,116	—	Apr-2021	Investment
			37,102,367	25,339,619
Total			42,249,460	29,052,215
Current			4,929,069	3,518,225
Non-current			37,320,391	25,533,990

Summary of Non-current Borrowings

Non-current borrowings are scheduled to fall due as follows:

	December 31, 2020	December 31, 2019

13 to 24 months	3,759,874	1,813,849
25 to 36 months	3,667,857	3,240,861
37 to 48 months	7,480,137	2,294,198
49 to 60 months	4,298,007	5,032,388
61 to 72 months	640,000	2,520,671
73 to 84 months	5,427,729	456,983
85 to 96 months	4,023,694	3,821,149
Thereafter	8,023,093	6,353,891
	37,320,391	25,533,990

Summary of carrying amounts of loans, borrowings and debentures are denominated by currencies

The carrying amounts of loans, borrowings and debentures are denominated in the following currencies:

	December 31, 2020	December 31, 2019

Brazilian reais	17,022,405	12,360,023
U.S. dollar	24,551,500	16,165,603
British pound	569,352	443,500
Euro	106,203	83,089
	42,249,460	29,052,215

Schedule of movements in loans, borrowings and debentures

Below are the movements in loans, borrowings and debentures occurred for the year ended December 31, 2020:

At January 1, 2019	22,574,313
Proceeds	9,352,123
Repayment of principal	(4,422,026)
Payment of interest	(1,384,184)
Interest, exchange rate and fair value	2,931,989
At December 31, 2019	29,052,215
Proceeds	10,336,257
Repayment of principal	(3,397,060)
Payment of interest	(1,782,976)
Interest, exchange rate and fair value	8,041,024
At December 31, 2020	42,249,460

Schedule Required to Comply Financial Covenants

Under the terms of the major borrowing facilities, the Company is required to comply with the following financial covenants:

Debt	Triggers	Ratios
BNDES - Comgás	Net debt(i)/EBITDA(ii) cannot exceed 4.00	1.69
Resolution 4,131
Promissory note
Debentures of 5th to 8th issues – Comgás
Debenture of 4th issue – Comgás
	Short-term indebtedness/Total indebtedness(iii) cannot exceed 0.6	0.26
Senior Notes Due 2027 – Cosan S.A.	Net debt pro forma(iv)/EBITDA pro forma(ii) | (iv) not higher than or equal to 3.5	2.55
Senior Notes Due 2024 – Cosan Limited		3.08
Senior Notes Due 2029 – Cosan Limited
Senior Notes Due 2024 – Rumo	Net debt(i)/EBITDA(ii) not higher than or equal to 3.3	1.96
Senior Notes Due 2025 – Rumo
BNDES – Rumo	EBITDA(ii)/Consolidated financial result(v) higher or equal to 2.0	4.78

(i)	Net debt consists of current and non-current debt, net of cash and cash equivalents and marketable securities recorded in these consolidated financial statements. Net debt is a non-GAAP measure.
(ii)	Corresponds to the accumulated EBITDA of the last twelve months.
(iii)	Indebtedness means the sum of current and noncurrent loans, financing and debentures, leases and current and noncurrent derivative financial instruments.
(iv)	Net debt and EBITDA pro forma, including joint ventures financial information. Net debt and EBITDA pro forma are a non-GAAP measure
(v)	The consolidated financial result of the debt is represented by the cost of the consolidated net debt.

Summary of lease liabilities

The balance sheet shows the following amounts relating to lease liabilities:

At January 1, 2019	2,023,309
Additions	2,777,275
Interest	512,964
Transfer between liabilities(i)	(117,428)
Repayment of principal	(423,283)
Payment of interest	(249,325)
Monetary adjustment	71,376
At December 31, 2019	4,594,888
Additions	3,531,470
Interest	606,529
Transfer between liabilities(i)	(111,737)
Repayment of principal	(5,424,917)
Payment of interest	(500,922)
Monetary adjustment	306,536
At December 31, 2020	3,001,847
Current	531,410
Non-current	2,470,437

(i)      Transfer of railroad concession payable to lease (Note 14).

Summary of impacts on income during the year that were recorded for other lease agreements that were not included in the measurement of lease liabilities
	December 31, 2020	December 31, 2019

Variable lease payments not included in the measurement of lease liabilities	24,045	10,691
Expenses relating to short-term leases	34,101	37,143
Expenses relating to leases of low-value assets excluding short-term leases of low-value assets	1,547	348
	59,693	48,182

Summary of carrying amounts of trade payables
	December 31, 2020	December 31, 2019

Materials and service suppliers	1,675,553	1,356,978
Natural gas and transportation suppliers	780,141	815,798
Electricity and transportation suppliers	141,418	—
Fuels and lubricants suppliers	727	370
Other	32,215	17,118
	2,630,054	2,190,264

Summary of movement of the obligation with preferred shareholders

Below the movement of the obligation with preferred shareholders:

At January 1, 2019	1,097,490
Dividend distribution	(535,832)
Monetary adjustment	49,879
At December 31, 2019	611,537
Dividend distribution	(240,786)
Monetary adjustment	16,293
At December 31, 2020	387,044

Summary of Derivative Financial Instruments

The impact of the hedging instruments on the consolidated statement of financial position is, as follows:

	Notional		Fair value
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

Electricity derivatives
Commodity forwards(i)	1,354,967	—	(189,423)	—
Exchange rate derivatives
Forward agreements	1,656,489	1,542,535	(10,227)	(30,784)
Commodity forwards(ii)	13,422	—	(348)	—
	1,669,911	1,542,535	(10,575)	(30,784)
Interest rate and exchange rate risk
Swap agreements (shares)(iii)	600,000	—	79,950	—
Swap agreements (inflation and interest rate)(iv)	2,229,136	—	408,867	—
Swap agreements (interest rate)	3,399,997	2,633,796	755,355	692,642
Swap agreements (exchange and interest rate)	10,405,896	10,888,474	6,650,465	3,081,501
	16,635,029	13,522,270	7,894,637	3,774,143
Total financial instruments			7,694,639	3,743,359

Assets			8,140,700	3,824,410
Liabilities			(446,061)	(81,051)

(i)      Notional amounts in U.S. dollars are converted into Brazilian reais at the exchange rate at inception.

Summary of designated as hedging instruments

The values related to the items designated as hedging instruments were as follows:

				Accumulated fair value adjustment
		Book value
		December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
	Notional
Loans, financing and debentures
Designated items
Debenture 3rd issue - 3rd series (Comgás)	—	—	(108,133)	575	(14,822)
Debenture 5th issue - single series (Comgás)	684,501	(890,658)	(859,996)	(22,040)	(90,110)
Debenture (Rumo)	1,129,136	(1,281,278)	(1,114,715)	(239,437)	(10,164)
Senior notes 2023 (Cosan Luxembourg)	519,670	(569,466)	(438,985)	(237,050)	(99,541)
Senior notes 2024 (Rumo Luxembourg)	2,405,595	(4,514,289)	(3,318,895)	(959,017)	(471,159)
Senior notes 2025 (Rumo Luxembourg)	1,740,550	(3,067,359)	(2,182,089)	(779,581)	(295,208)
Senior notes 2024 (Cosan Limited)	1,039,340	(1,232,844)	(903,636)	(18,357)	(865,908)
Debt	7,518,792	(11,555,894)	(8,926,449)	(2,254,907)	(1,846,912)
Derivative financial instruments
Hedge instruments
Debenture 3rd issue - 3rd series (Comgás)	—	—	24,842	862	5,510
Debenture 5th issue - single series (Comgás)	(684,501)	211,741	175,262	10,731	88,583
Debenture (Rumo)	(1,154,964)	176,693	—	183,595	—
Senior swaps note 2023 (Cosan Luxembourg)	(519,670)	392,899	418,340	(42,532)	128,357
Senior swaps note 2024 (Rumo Luxembourg)	(2,405,595)	2,118,028	989,022	1,021,045	340,265
Senior swaps note 2025 (Rumo Luxembourg)	(1,740,550)	1,341,379	479,481	825,015	201,679
Senior swaps note 2024 (Cosan Limited)	(1,039,340)	463,502	2,156,068	(78,913)	805,312
Derivative	(7,544,620)	4,704,242	4,243,015	1,919,803	1,569,706
Total	(25,828)	(6,851,652)	(4,683,434)	(335,104)	(277,206)

Summary of Market Value of Senior Notes that are listed on Luxembourg Stock Exchange

The market values of the Senior Notes are listed on the Luxembourg Stock Exchange (Note 7.5) is based on their quoted market price are as follows:

	Company	December 31, 2020	December 31, 2019
Senior notes 2023	Cosan Luxembourg S.A.	101.02%	101.46%
Senior notes 2024	Rumo Luxembourg S.à r.l.	104.17%	107.90%
Senior notes 2024	Cosan Limited	103.22%	105.18%
Senior notes 2025	Rumo Luxembourg S.à r.l.	105.96%	107.27%
Senior notes 2027	Cosan Luxembourg S.A.	108.20%	109.18%
Senior notes 2028	Rumo Luxembourg S.à r.l.	108.75%	—
Senior notes 2029	Cosan Limited	110.05%	104.48%
Perpetual notes	Cosan Luxembourg S.A.	102.88%	104.06%

Summary of carrying amounts and fair value of financial assets and financial liabilities

The carrying amounts and fair value of financial assets and financial liabilities are as follows:

		Carrying amount		Assets and liabilities measured at fair value
		December 31, 2020	December 31, 2019	December 31, 2020		December 31, 2019
	Note			Level 1	Level 2	Level 1	Level 2	Level 3
Assets
Investment funds	7.1	2,155,446	3,279,170	—	2,155,446	—	3,279,170	—
Marketable securities	7.2	3,669,109	3,115,503	—	3,669,109	—	3,115,503	—
Other financial assets		69,126	151,763	69,126	—	151,763	—	—
Derivate financial instruments	7.9	8,140,700	3,824,410	—	8,140,700	—	3,824,410	—
Total		14,034,381	10,370,846	69,126	13,965,255	151,763	10,219,083	—
Liabilities
Loans, borrowings and debentures	7.5	(18,855,580)	(16,370,166)	—	(18,855,580)	—	(16,370,166)	—
Consideration payable(i)		(224,787)	(184,370)	—	(224,787)	—	(158,251)	(26,119)
Derivative financial instruments	7.9	(446,061)	(81,051)	—	(446,061)	—	(81,051)	—
Total		(19,526,428)	(16,635,587)	—	(19,526,428)	—	(16,609,468)	(26,119)

(i)	In 2019, the consideration payable related to the contingent variable consideration payable of ExxonMobil’s was considered level 3, however the nature of the calculation has changed. In 2020, the Company reviewed the fair value hierarchy, and the contingent is now framed as level 2.

Schedule of exposure to financial risks
Risk	Exposure arising from	Measurement	Management
Market risk – foreign exchange	(i) Future commercial transactions. (ii) Recognized financial assets and liabilities not denominated in Brazilian reais.	(i) Cash flow forecasting (ii) Sensitivity analysis	Foreign currency.
Market risk – interest rate	Cash and cash equivalents, marketable securities, loans, borrowings and debentures, leases and derivatives.	(i) Sensitivity analysis	Interest rate Swap.
Market risk - prices	(i) Future commercial transactions.	(i) Cash flow forecasting (ii) Sensitivity analysis	Future electric energy price (purchase and sale).
Credit risk	Cash and cash equivalents, marketable securities, restricted cash, trade receivables, derivatives, receivables from related parties and dividends.	(i) Aging analysis (ii) Credit ratings	Diversification of bank deposits, credit limits and letters of credit.
Liquidity risk	Loans, borrowings and debentures, trade payables, other financial liabilities, tax installments, leases, derivatives, payables to related parties and dividends.	(i) Rolling cash flow forecasts	Availability of committed credit lines and borrowing facilities.

Schedule of net exposure to the exchange rate variations on assets and liabilities denominated in U.S. dollar and Euro

Net exposure to the exchange rate variations on assets and liabilities denominated in U.S. dollar, British pound and Euro:

	December 31, 2020	December 31, 2019

Cash and cash equivalents	2,995,284	901,718
Trade receivables	24,619	22,771
Trade payables	(229,750)	(86,732)
Loans, borrowings and debentures	(25,227,055)	(16,245,131)
Leases	(99,217)	(65,348)
Contingent consideration	(224,787)	(184,370)
Derivative financial instruments	17,981,375	13,621,791
Foreign exchange exposure, net	(4,779,531)	(2,035,301)

Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates Impact on Profit Loss
			Variation scenario
Instrument	Risk factor	Probable	25%	50%	(25)%	(50)%
Cash and cash equivalents	Currency fluctuation	(290,188)	886,269	2,062,728	(1,466,646)	(2,643,104)
Trade receivables	Currency fluctuation	15,860	13,437	11,014	18,284	20,706
Trade payables	Currency fluctuation	(162,557)	(121,918)	(81,278)	(203,196)	(243,836)
Derivative financial instruments	Currency fluctuation	1,781,477	5,366,505	9,335,649	(1,772,852)	(5,475,686)
Loans, borrowings and debentures	Currency fluctuation	1,669,049	(3,988,858)	(9,578,464)	7,190,352	12,779,956
Leases	Currency fluctuation	6,619	(16,530)	(39,680)	29,769	52,918
Contingent consideration	Currency fluctuation	(209,792)	(157,344)	(104,896)	(262,240)	(314,688)
Impacts on profit or loss		2,810,468	1,981,561	1,605,073	3,533,471	4,176,266

Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates

The probable scenario considers the estimated exchange rates, made by a specialized third part, at the due date of the transactions for the companies with functional currency Brazilian reais (positive and negative, before tax effects), as follows:

	Exchange rate sensitivity analysis (R$/U.S.$) and (R$/€)
	December 31, 2020	Scenario
		Probable	25%	50%	(25)%	(50)%
U.S.$	5.1967	4.8500	6.0625	7.2750	3.6375	2.4250
	€6.3779	5.9170	7.3963	8.8755	4.4378	2.9585

Summary of sensitivity analysis on interest rates on loans and borrowings which impacts on profit or loss
		Variation scenario
Exposure interest rate	Probable	25%	50%	(25)%	(50)%
Cash and cash equivalents	217,985	266,883	321,519	158,031	103,535
Marketable securities	82,335	99,172	119,783	58,004	37,420
Consideration asset	63,709	79,636	95,564	47,782	31,854
Restricted cash	811	1,014	1,216	608	405
Leases	(305,868)	(307,463)	(309,059)	(304,273)	(302,678)
Railroad concession payable	(25,755)	(32,222)	(38,690)	(19,403)	(12,935)
Derivative financial instruments	3,206,385	(114,764)	(504,796)	768,421	1,270,000
Loans, borrowings and debentures	(1,655,586)	(933,805)	(1,053,793)	(693,831)	(573,845)
Other financial liabilities	(10,548)	(11,884)	(13,220)	(9,213)	(7,877)
Impacts on profit or loss	1,573,468	(953,433)	(1,381,476)	6,126	545,879

Summary of probable scenario considers the estimated interest rate

The probable scenario considers the estimated interest rate, made by a specialized third party and Central Bank of Brazil (Banco Central do Brasil), or “BACEN,” as follows:

	Probable	25%	50%	(25)%	(50)%
SELIC	2.23%	2.79%	3.35%	1.68%	1.12%
CDI	2.23%	2.79%	3.35%	1.68%	1.12%
TJLP462 (TJLP + 1% p.a.)	5.70%	6.88%	8.05%	4.53%	3.35%
TJLP	4.70%	5.88%	7.05%	3.53%	2.35%
IPCA	3.37%	4.21%	5.05%	2.53%	1.68%
IGPM	4.34%	5.43%	6.52%	3.26%	2.17%
Libor	0.48%	0.60%	0.72%	0.36%	0.24%
Fed Funds	0.15%	0.19%	0.23%	0.11%	0.08%

Schedule of outstanding energy trading operations	Statement of financial position balances referring to outstanding energy trading operations are as follows:
	December 31, 2020
	Assets	Liabilities	Net loss
Electricity trading	96,595	(286,017)	(189,422)

Schedule of sensitivity analysis on price risk of energy trading operations
		Variation scenario
	Probable	25%	50%	(25)%	(50)%
Unrealized loss from electricity trading	(189,423)	(163,920)	(328,798)	165,836	330,714

Summary of Credit Risk

The exposure to credit risk was as follows:

	December 31, 2020	December 31, 2019

Cash and cash equivalents	13,642,918	8,472,274
Marketable securities	3,669,109	3,115,503
Trade receivables(i)	2,033,441	1,814,394
Derivative financial instruments	8,140,700	3,824,410
Receivables from related parties	929,690	173,341
Dividend receivable	80,755	23,252
Restricted cash	34,562	147,910
	28,531,175	17,571,084

(i)	On December 31, 2020, the Company had no concentration of credit in consumers greater than 10% of sales, diluting the risk of default.

Summary of Credit Risk Rating
	December 31, 2020	December 31, 2019

AAA	20,878,272	11,538,846
AA	3,991,846	4,021,251
A+	617,171	—
	25,487,289	15,560,097

Summary of financial liabilities by due dates based on undiscounted cash flows contracted

  The main financial assets and liabilities of the Company by due dates (based on undiscounted cash flows contracted) are as follows:

	December 31, 2020					December 31, 2019
	Up to 1 year	1 - 2 years	3 - 5 years	More than 5 years	Total	Total
Loans, borrowings and debentures	(4,077,288)	(4,458,809)	(16,932,517)	(20,543,562)	(46,012,176)	(43,054,826)
Trade payables	(2,629,734)	—	—	—	(2,629,734)	(2,190,264)
Other financial liabilities	(562,763)	—	—	—	(562,763)	(543,879)
Tax installments - REFIS	(7,548)	(4,574)	(5,912)	(185,188)	(203,222)	(207,416)
Leases	(574,156)	(390,726)	(1,075,955)	(12,307,459)	(14,348,296)	(11,666,959)
Railroad concession payable	(51,167)	(365,087)	(369,881)	(433,053)	(1,219,188)	—
Derivative financial instruments	413,170	236,776	2,933,974	404,604	3,988,524	4,396,997
Payables to related parties	(315,433)	—	—	—	(315,433)	(392,458)
Dividends payable	(24,238)	—	—	—	(24,238)	(214,104)
Preferred shareholders payable in subsidiaries	—	(387,044)	—	—	(387,044)	(611,537)
	(7,829,157)	(5,369,464)	(15,450,291)	(33,064,658)	(61,713,570)	(54,484,446)